S000016247 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	30.73%	9.42%	5.88%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.26%	8.43%	5.30%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.79%	7.23%	4.65%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	36.45%	9.96%	5.75%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	38.77%	11.12%	6.87%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	38.17%	10.51%	6.27%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	38.94%	11.21%	6.97%